Revenue from contracts with customers	12 Months Ended
Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contracts with customers

Note 4 — Revenue from contracts with customers

Disaggregation of revenue from contracts with customers

The principal activities of the Company for the years ended March 31, 2022 and 2021 were as follows:

	For the Year Ended March 31,
Revenue categories	2022	2021
ViraxClear and ViraxCare	—	104,820
Consulting revenues	—	19,000
Total	$—	$123,820

There were no revenues for the year ended March 31, 2022. For the year ended March 31, 2021, 85% and 15% of the revenue derives from the Company’s principal activity in Singapore and British Virgin Island, respectively.

Accounting policies and significant judgments

Management does not consider there to be any significant judgments or estimates in the revenue recognition for the years ended March 31, 2022 and 2021.

Revenue — products

Revenue is recognized at the point at which control of the underlying products are transferred to the customer. Satisfaction of our performance obligations occur upon the transfer of control of products, either from our facilities or directly from suppliers to customers. We consider customer purchase orders to be the contracts with a customer. All revenue is generated from contracts with customers.

Consulting revenues

Consulting revenues primarily include fees received for consulting services. Revenue from the mobile app platform is recognized at the date of product delivery given that all of our obligations have been met at that time. Revenue from consulting and sales of non Virax products are recognized at the point at which control of the underlying products are transferred to the customer.